Note 6 - Concentrations (Details Textual) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Customer A [Member]
Concentration Risk, Percentage	77.00%	29.00%	0.00%
Customer B [Member]
Concentration Risk, Percentage		14.00%
Customer F [Member]
Concentration Risk, Percentage		29.00%	34.00%
Customer H [Member]
Concentration Risk, Percentage		29.00%
Customer E [Member]
Concentration Risk, Percentage			48.00%